Share-Based Payments - Summary of Shares Granted under Restricted Share Arrangements (Detail) - Restricted shares [member] pure in Thousands	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	2,907	6,453
Weighted average fair value	£ 7.55	£ 6.61
Management incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	2,035
Weighted average fair value	£ 7.45